Significant Accounting Policies - Additional Information (Detail) - MXN ($) $ in Thousands		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018
Disclosure of significant accounting policies [line items]
Description of voting right		PEMEX owns directly or indirectly between 20% and 50% of voting rights in another entity.
Percentage of domestic and export sales of crude oil in national and international market		50.00%
Initial effect by the adoption of IFRS 9	$ (24,957)	$ (24,957)
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Voting rights in another entity		20.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Voting rights in another entity		50.00%